Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited)	6 Months Ended
	Oct. 31, 2025 USD ($) $ / shares shares	Oct. 31, 2025 SGD ($) $ / shares shares	Oct. 31, 2024 SGD ($) $ / shares shares [1]
Income Statement [Abstract]
Revenue	$ 67,334	$ 87,617	$ 63,129
Cost of Goods sold (excluding depreciation shown separately below)	(39,168)	(50,966)	(55,138)
Employee benefits expenses	(568,963)	(740,357)	(1,218,034)
Depreciation expenses	(68,417)	(89,026)	(95,602)
Operating lease expense	(63,571)	(82,720)	(70,281)
Research and Development Expenses			(149,493)
Other operating expenses	(592,549)	(771,045)	(546,188)
Reversal of allowance for expected credit loss of loan receivable	78,605	102,283
Loss from operations	(1,186,729)	(1,544,214)	(2,071,607)
Non-operating income :
Other income	32,189	41,885	57,431
Interest expense	(2,244)	(2,919)	(4,916)
Total non-operating income, net	29,945	38,966	52,515
Loss before income taxes	(1,156,784)	(1,505,248)	(2,019,092)
Income tax expense
Net loss	$ (1,156,784)	$ (1,505,248)	$ (2,019,092)
Weighted average number of outstanding ordinary shares
Basic	25,727,001	25,727,001	25,598,876
Diluted	25,727,001	25,727,001	25,598,876
Net loss per share attributable to ordinary shareholders
Basic | (per share)	$ (0.04)	$ (0.06)	$ (0.08)
Diluted | (per share)	$ (0.04)	$ (0.06)	$ (0.08)

[1]	Comparative amounts of S$72,914 were reclassified from costs of goods sold to employee benefits expenses (S$63,287) and other operating expenses (S$9,627) for consistency in presentation. Since the amounts were reclassification within costs of goods sold and operating expenses, the reclassification does not have any impact on the net loss.